Goodwill - Narrative (Details) - USD ($) $ in Thousands			6 Months Ended		12 Months Ended
	Aug. 19, 2024	Jan. 09, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, impairment loss			$ 0		$ 0
Goodwill [Line Items]
Purchase of subsidiary undertakings (net of cash acquired)			2,537	$ 7,831
Goodwill			9,092,410		$ 9,051,410	$ 9,022,075
KCR S.A Group
Goodwill [Line Items]
Business combination, consideration transferred	$ 92,500
Purchase of subsidiary undertakings (net of cash acquired)			1,300
Goodwill	43,400
Intangible assets acquired	45,100
KCR S.A Group | Customer relationships
Goodwill [Line Items]
Intangible assets acquired	41,400
KCR S.A Group | Order backlog
Goodwill [Line Items]
Intangible assets acquired	$ 3,700
HumanFirst Inc
Goodwill [Line Items]
Business combination, consideration transferred		$ 13,300
Purchase of subsidiary undertakings (net of cash acquired)			$ 1,200
Goodwill		2,700
Intangible assets acquired		$ 9,900